27. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of contractual maturities of financial liabilities

The contractual maturities of financial liabilities as at December 31, 2018 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	2019	2020	2021	2022	2023	Thereafter
Trade and other payables	$30,659	$30,659	$30,659	$—	$—	$—	$—	$—
Customer and other deposits	2,259	2,259	1,852	14	239	—	—	154
Satellite performance incentive payments	59,895	76,506	14,401	11,446	9,959	8,959	8,057	23,684
Other financial liabilities	5,556	5,467	3,993	476	116	116	116	650
Indebtedness(1)	3,861,447	5,034,385	263,687	262,432	260,117	257,437	3,248,348	742,364
	$3,959,816	$5,149,276	$314,592	$274,368	$270,431	$266,512	$3,256,521	$766,852

(1)	Indebtedness excludes deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment.

Schedule of interest payable and interest payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$982	$16,943
Other financial liabilities	$37	$37
Indebtedness	$7,564	$1,180,502

Schedule of financial assets and financial liabilities and fair values hierarchy

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at December 31, 2018	FVTPL	Amortized cost(4)	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$768,433	$768,433	$768,433	Level 1
Trade and other receivables	—	45,631	45,631	45,631	(3)
Other current financial assets(1)	18,632	147	18,779	18,779	Level 1, Level 2
Other long-term financial assets(1)	33,796	21,959	55,755	55,755	Level 1, Level 2
Trade and other payables	—	(30,659)	(30,659)	(30,659)	(3)
Other current financial liabilities	(6)	(26,380)	(26,386)	(29,131)	Level 2
Other long-term financial liabilities	(5,627)	(48,894)	(54,521)	(54,733)	Level 2
Indebtedness(2)	—	(3,853,883)	(3,853,883)	(3,709,695)	Level 2
	$46,795	$(3,123,646)	$(3,076,851)	$(2,935,620)

As at December 31, 2017	Loans and receivables	FVTPL	Other financial liabilities	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$479,045	$—	$—	$479,045	$479,045	Level 1
Trade and other receivables	64,986	—	—	64,986	64,986	(3)
Other current financial assets(1)	2,275	162	—	2,437	2,437	Level 1, Level 2
Other long-term financial assets(1)	18,808	64,723	—	83,531	83,531	Level 1, Level 2
Trade and other payables	—	—	(37,919)	(37,919)	(37,919)	(3)
Other current financial liabilities	—	(1)	(26,354)	(26,355)	(27,791)	Level 2
Other long-term financial liabilities	—	(5,527)	(53,304)	(58,831)	(59,648)	Level 2
Indebtedness(2)	—	—	(3,645,195)	(3,645,195)	(3,723,474)	Level 2
	$565,114	$59,357	$(3,762,772)	$(3,138,301)	$(3,218,833)

(1)	Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
(2)	Indebtedness excludes deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (December 31, 2017 – excludes deferred financing costs, interest rate floor and prepayment option).
(3)	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
(4)	Cash and cash equivalents, trade and other receivables, other current and long-term financial assets, classified as loans and receivables under IAS 39 have been classified as amortized cost under IFRS 9. Trade and other payables, other current and long-term financial liabilities and indebtedness classified as other financial liabilities under IAS 39 have been classified as amortized cost under IFRS 9. The change in classification did not have an impact on the measurement of the Company’s financial instruments.

Schedule of rates used to calculate fair value of indebtedness

The calculation of the fair value of the indebtedness is performed on a recurring basis. The rates used were as follows:

As at December 31,	2018	2017
Senior Secured Credit Facilities
Term Loan B – U.S. Facility	94.50%	100.13%
8.875% Senior Notes	104.44%	111.83%

Schedule of current and long-term portions of fair value of derivative assets and liabilities

The current and long-term portions of the fair value of the Company’s derivative assets and liabilities, as at each balance sheet date, were as follows:

As at December 31, 2018	Other current financial assets	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate floors	$—	$—	$(6)	$(5,627)	$(5,633)
Interest rate swaps	18,632	16,650	—	—	35,282
Prepayment option	—	17,146	—	—	17,146
	$18,632	$33,796	$(6)	$(5,627)	$46,795

As at December 31, 2017	Other current financial assets	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate floors	$—	$—	$(1)	$(5,527)	$(5,528)
Interest rate swaps	162	18,945	—	—	19,107
Prepayment option	—	45,778	—	—	45,778
	$162	$64,723	$(1)	$(5,527)	$59,357

Schedule of reconciliation of fair value of derivative assets and liabilities

The reconciliation of the fair value of derivative assets and liabilities was as follows:

Fair value, December 31, 2016 and January 1, 2017	$218
Realized losses on derivatives
Forward foreign exchange contract	(207)
Unrealized gains on derivatives
Interest rate floors	7,861
Prepayment option	33,018
Interest rate swaps	19,394
Forward foreign exchange contracts	240
Impact of foreign exchange	(1,167)
Fair value, December 31, 2017 and January 1, 2018	59,357
Unrealized gains (losses) on derivatives
Interest rate floors	255
Prepayment option	(30,691)
Interest rate swaps	12,231
Impact of foreign exchange	5,643
Fair value, December 31, 2018	$46,795